SHARE CAPITAL - Disclosure of detailed information about diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Net earnings for the year	$ 6,123	$ 6,201
Basic weighted average number of shares outstanding	196,018,623	183,009,339
Effect of dilutive securities:
Stock options	538,097	1,077,699
Equity settled deferred share units	330,079	104,596
Performance share units	878,000	1,158,000
Diluted weighted average number of share outstanding	197,764,799	185,349,634
Diluted earnings per share	$ 0.03	$ 0.03